Net Sales and Long-Lived Asset Information by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 190,615	$ 176,196	$ 377,151	$ 355,865	$ 680,845	$ 655,020	$ 600,557
Long-lived assets					175,417	175,502
UNITED STATES
Segment Reporting Information [Line Items]
Net sales					489,714	477,262	413,086
Long-lived assets					128,959	130,459
Europe
Segment Reporting Information [Line Items]
Net sales					126,261	130,516	148,288
Long-lived assets					34,717	33,141
MEXICO
Segment Reporting Information [Line Items]
Net sales					51,542	33,602	23,468
Long-lived assets					9,668	9,492
Others Country
Segment Reporting Information [Line Items]
Net sales					13,328	13,640	15,715
Long-lived assets					$ 2,073	$ 2,410